SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act file number: 811-21081

                  AllianceBernstein Blended Style Series, Inc.
               (Exact name of registrant as specified in charter)

                             AllianceBernstein L.P.
              1345 Avenue of the Americas, New York, New York l0105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                 EMILIE D. WRAPP
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York l0105
                     (Name and address of agent for service)

                          Copies of communications to:
                               Kathleen K. Clarke
                               Seward & Kissel LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005

                      Date of fiscal year end:  August 31

             Date of reporting period: July 1, 2006 - June 30, 2007

Item 1.  Proxy Voting Record.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21081
Reporting Period: 07/01/2006 - 06/30/2007
AllianceBernstein Blended Style Series, Inc.









========= ALLIANCEBERNSTEIN BLENDED STYLE SERIES, INC. - GLOBAL BLEND ==========
=========                          PORTFOLIO                          ==========




============ ALLIANCEBERNSTEIN BLENDED STYLE SERIES-U.S. LARGE CAP =============
============                       PORTFOLIO                       =============




================= ALLIANCEBERNSTEIN 2000 RETIREMENT STRATEGY ===================




================= ALLIANCEBERNSTEIN 2005 RETIREMENT STRATEGY ===================




================= ALLIANCEBERNSTEIN 2010 RETIREMENT STRATEGY ===================




================= ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY ===================




================= ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY ===================




================= ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY ===================




================= ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY ===================




================= ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY ===================




================= ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY ===================




================= ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY ===================


The registrant did not receive any proxy solicitations relating to any of the Portfolio's securities and, therefore, did not vote any proxies during the reporting period.





========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                              Registrant: AllianceBernstein Blended Style
                                          Series, Inc.




                              By: Marc O. Mayer*
                                  -----------------------
                                  Chief Executive Officer



                              Date:  August 30, 2007


*By: /s/ Emilie D. Wrapp
     -------------------
         Emilie D. Wrapp
         Secretary